Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities - Schedule of Lease Payments Due Under Operating Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 519,745
2022	530,486
2023	537,429
2024	183,073
Total minimum non-cancelable operating lease payments	1,770,733
Less: discount to fair value	(287,273)
Total lease liability	$ 1,483,460	$ 1,773,384